Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash at bank available	$ 591	$ 596
Time deposits	1,889	1,660
Money Market Funds	381	65
Interest bearing securities	1,092	2,234
Restricted cash, including margin deposits	437	535
Cash and cash equivalents	4,390	5,090	$ 8,613	$ 11,085
Collateral deposits related to trading activities	$ 300	$ 398